Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty
As of December 31, 2025 and 2024, the following investments represent 5.0 percent or more of the net assets available for benefits:
2025

Investment	Fair Value of Investment

State Street S&P 500 Equity Index Fund (NL Class A)	$21,984,381
GSK plc ADR	6,192,575
State Street US Extended Market Equity Index Fund (NL Class C)	5,462,236
State Street Global All Cap Equity Ex-US Index (NL Class A)	3,756,137
Vanguard Retirement Savings Trust IV	3,603,988
BlackRock Government Short Term Investment Fund	3,204,694
2024

Investment	Fair Value of Investment

State Street S&P 500 Equity Index Fund (NL Class A)	$20,667,927
State Street US Extended Market Equity Index Fund (NL Class C)	4,956,843
GSK plc ADR	4,687,723
Vanguard Retirement Savings Trust IV	3,590,558
State Street Global All Cap Equity Ex-US Index (NL Class A)	3,242,527
BlackRock Government Short Term Investment Fund	3,023,679